UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               -----------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):              [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28- 11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   310 286-2929
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Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA              May 14, 2010
--------------------                 ---------------           -----------------
    [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:              0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:        25
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FORM 13F INFORMATION TABLE VALUE TOTAL:   174,562
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LIST OF OTHER INCLUDED MANAGERS:  NONE

                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Cheniere Energy Inc. 2.25% due
  8/1/12                                NOTE              16411rae9   12,450  20,000,000 PRN       SOLE            SOLE
Coeur D'Alene Mines Corp 3.25% Due
  3/15/28                               NOTE              192108ar9   28,727  30,199,000 PRN       SOLE            SOLE
Flotek Industries Inc. 5.25% Due
  2/15/28                               NOTE              343389aa0    3,405   6,190,000 PRN       SOLE            SOLE
Playboy Enterprises Inc. 3.00%
  due 3/15/25                           NOTE              728117ab8   17,384  20,214,000 PRN       SOLE            SOLE
UAL Corp 4.50% due 6/30/21              NOTE              902549ah7    9,850  10,000,000 PRN       SOLE            SOLE
AEP Industries Inc.                     COM               001031103   13,478     518,000 SH        SOLE            SOLE
Airgas Inc.                             COM               009363102    3,181      50,000 SH        SOLE            SOLE
Capitalsource Inc                       COM               14055x102    3,913     700,000 SH        SOLE            SOLE
CIT Group Inc.                          COM               125581801   27,791     713,323 SH        SOLE            SOLE
Flagstar Bancorp Inc.                   COM               337930101    2,436   4,060,000 SH        SOLE            SOLE
Greenlight Capital RE Ltd               COM               g4095j109    2,668     100,000 SH        SOLE            SOLE
ITC Holdings Corp                       COM               465685105    2,179   1,078,854 SH        SOLE            SOLE
Mead Johnson Nutrition Co               COM               582839106    7,805     150,000 SH        SOLE            SOLE
Newmont Mining Corp                     COM               651639106    5,093     100,000 SH        SOLE            SOLE
Odyssey Marine Exploration Inc.         COM               676118102      645     492,000 SH        SOLE            SOLE
Orbitz Worldwide Inc.                   COM               68557K109    2,666     375,000 SH        SOLE            SOLE
Seabright Insurance Holdings Inc        COM               811656107    5,617     510,200 SH        SOLE            SOLE
Vector Group Ltd.                       COM               92240M108    3,086     200,000 SH        SOLE            SOLE
Market Vectors ETF TR                   GOLD MINER ETF    57060u100   11,090     250,000 SH        SOLE            SOLE
Market Vectors ETF TR                   JR GOLD MINER ETF 57060U589    2,568     100,000 SH        SOLE            SOLE
Augusta Resource Corp                   COM               050912203    5,319   2,000,000 SH        SOLE            SOLE
Market Vectors ETF TR                   JR GOLD MINER ETF 57060U909      333       5,000     PUT   SOLE            SOLE
Airgas Inc.                             COM               009363902      935       1,000     CALL  SOLE            SOLE
Osi Pharmaceuticals Inc.                COM               671040903    1,930       2,000     CALL  SOLE            SOLE
YRC Worldwide Inc                       COM               984249952       13          66     PUT   SOLE            SOLE

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                TOTAL                                                174,562
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